UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21274
                                                     ---------

               Columbia Management Multi-Strategy Hedge Fund, LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                  c/o Bank of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-772-3672
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2008
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

               COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC

                       SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  JUNE 30, 2008

                                                                                                                           % OF
                                                                                                                         MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS                                           COST (a)                   FAIR VALUE           CAPITAL
-------------------------------                                          --------                   ----------           --------

DISTRESSED
Anchorage Capital Partners, L.P.                                       $ 12,615,000                $ 13,773,527             2.97
Anchorage Short Credit Fund, L.P.                                         5,374,407                   6,913,240             1.49
Blue Mountain Credit Alternatives Fund, L.P.                              7,795,000                   8,108,768             1.75
D.B. Zwirn Special Opportunities Fund, L.P.                               4,300,000                   5,134,863             1.11
Greywolf Capital Partners II, L.P.                                        7,900,000                   7,141,792             1.54
GSO Liquidity Partners, L.P.                                              2,011,475                   2,222,450             0.48
Harbinger Capital Partners Special Situations Fund, L.P.                 10,745,000                  17,538,975             3.79
King Street Capital, L.P.                                                11,373,161                  14,837,368             3.20
Marathon Distressed Subprime Fund, L.P.                                   8,450,000                   8,171,975             1.77
Redwood Domestic Fund, L.P.                                              10,675,000                  12,563,260             2.71
Silver Point Capital Fund, L.P.                                          11,200,000                  14,446,050             3.12
                                                                       ------------                ------------           ------
TOTAL DISTRESSED                                                         92,439,043                 110,852,268            23.93
                                                                       ------------                ------------           ------
EVENT DRIVEN
Elliott Associates, L.P.                                                  2,600,000                   6,135,331             1.33
Magnetar Capital, L.P.                                                   10,225,000                  10,156,861             2.19
Perry Partners, L.P.                                                     10,067,385                  12,214,608             2.64
Seneca Capital, L.P.                                                      6,724,682                   8,854,558             1.91
                                                                       ------------                ------------           ------
TOTAL EVENT DRIVEN                                                       29,617,067                  37,361,358             8.07
                                                                       ------------                ------------           ------
LONG AND/OR SHORT EQUITY
Adelphi Europe Partners, L.P.                                             5,682,366                   6,253,152             1.35
Alson Signature Fund, L.P.                                                6,219,243                   7,273,777             1.57
Black Bear Fund I, L.P.                                                   7,460,000                   8,029,504             1.73
Blue Harbour Strategic Value Partners, L.P.                               4,000,000                   3,676,337             0.79
Broad Peak Fund, L.P.                                                     2,000,000                   2,062,576             0.45
Cavalry Technology, L.P.                                                 11,365,647                  11,951,718             2.58
Conatus Capital Partners, L.P.                                            2,100,000                   2,171,035             0.47
Elm Ridge Capital Partners, L.P.                                         11,870,000                  13,036,396             2.81
Empire Capital Partners Enhanced Fund, L.P.                              10,787,024                  10,785,204             2.33
Galante Partners, L.P.                                                   10,550,000                  12,309,606             2.66
Greenlight Capital Qualified, L.P.                                          700,000                   1,843,671             0.40

         COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC

                        JUNE 30, 2008


                                                                                                                           % OF
                                                                                                                         MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS                                           COST (a)                   FAIR VALUE           CAPITAL
-------------------------------                                          --------                   ----------           --------

LONG AND/OR SHORT EQUITY (CONTINUED)
Impala Alternative Energy Fund, L.P.                                   $  1,550,000                $  1,408,272             0.31
Impala Fund, L.P.                                                         8,950,000                   8,557,519             1.85
Impala Transportation Fund, L.P.                                          2,475,000                   2,560,403             0.55
Indus Japan Fund, L.P.                                                    2,400,000                   3,673,515             0.79
Kingsford Capital Partners, L.P.                                          5,791,628                   6,576,617             1.42
Montrica Global Opportunities Fund, L.P.                                  5,900,000                   5,056,404             1.09
Scout Capital Partners II, L.P.                                           9,896,209                  13,995,637             3.02
Seasons Aggressive Fund LP                                                3,125,000                   3,024,377             0.65
Seasons Institutional Core Fund, L.P.                                    11,670,000                  11,573,069             2.50
Spring Point Contra Partners, L.P.                                        5,550,000                   6,584,645             1.42
Thruway Partners, L.P.                                                   12,286,995                  14,461,235             3.12
Tosca                                                                    10,975,000                   8,689,455             1.88
Tosca Asia                                                                4,100,000                   3,638,457             0.79
Tremblant Concentrated Fund, L.P.                                         5,150,000                   4,958,591             1.07
Tremblant Partners, L.P.                                                  5,383,615                   7,547,595             1.63
Trian Partners, L.P.                                                     11,000,000                  10,662,118             2.30
Viking Global Equities Fund, L.P.                                         3,600,000                   3,979,286             0.86
                                                                       ------------                ------------           ------
TOTAL LONG AND/OR SHORT EQUITY                                          182,537,727                 196,340,171            42.39
                                                                       ------------                ------------           ------
MULTI-ARBITRAGE
Canyon Value Realization Fund, L.P.                                      12,551,734                  14,920,010             3.22
HBK Fund, L.P.                                                            7,401,231                   8,220,873             1.78
Kamunting Street, L.P.                                                    5,500,000                   5,558,812             1.20
OZ Domestic Partners, L.P.                                               12,215,226                  14,777,024             3.19
Parkcentral Global, L.P.                                                  3,421,801                   4,544,514             0.98
Sandelman Partners Multi-Strategy Fund, L.P.                              5,100,000                   4,357,492             0.94
Stark Investments, L.P.                                                  13,022,119                  14,938,038             3.23
SuttonBrook Capital Partners, L.P.                                        9,075,698                  10,275,400             2.22
                                                                       ------------                ------------           ------
TOTAL MULTI-ARBITRAGE                                                    68,287,809                  77,592,163            16.76
                                                                       ------------                ------------           ------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS                                   $372,881,646                $422,145,960            91.15%
                                                                       ------------                ------------           ------

               COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC

                                  JUNE 30, 2008


                                                                                                                           % OF
                                                                                                                         MEMBERS'
INVESTMENTS IN OPTIONS CONTRACTS                                         COST (a)                   FAIR VALUE           CAPITAL
--------------------------------                                         --------                   ----------           -------

NUMBER OF CONTRACTS

36     S&P 500 Put, Expires Sep 2008                                   $    237,381                $    409,370             0.09
                                                                       ------------                ------------          -------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS
    AND OPTIONS CONTRACTS                                              $373,119,027                $422,555,330            91.24%
                                                                       ------------                ------------          -------

Other assets, less liabilities                                                                     $ 40,585,598             8.76%
                                                                                                   ------------          -------

MEMBERS' CAPITAL                                                                                   $463,140,928           100.00%
                                                                                                   ============          =======

The investments in Portfolio Funds shown above, representing 91.15% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.


The Fund's investments on June 30, 2008 are summarized below based on the investment strategy of each specific Portfolio Fund.

                                                      % OF TOTAL INVESTMENTS
       INVESTMENT STRATEGY                              IN PORTFOLIO FUNDS
       -------------------                             ---------------------
         Long and/or Short Equity                             46.51%
         Distressed                                           26.26
         Multi-Arbitrage                                      18.38
         Event Driven                                          8.85
                                                             ------
         TOTAL                                               100.00%
                                                             ======


(a) The aggregate cost of investments in Portfolio Funds for tax purposes was approximately $412,447,294. Net unrealized appreciation on investments for tax purposes was $9,698,665 consisting of $21,712,779 of gross unrealized appreciation, and $12,014,114 of gross unrealized depreciation.

               COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC

VALUATIONS
----------

The investments in portfolio funds ("Portfolio Funds") of Columbia Management Multi-Strategy Hedge Fund, LLC (the "Fund") are valued by Bank of America Investment Advisors, Inc. (the "Adviser") as of the close of business on the last business day of each month in accordance with policies and procedures approved by the Board of Directors of the Fund. The Fund's investments in Portfolio Funds may be subject to limitations on redemptions, including the assessment of early redemption fees. In addition, market quotations for such interests are not available. As a result, the Fund's investments in Portfolio Funds are valued at fair value, which normally will be the value determined by the Portfolio managers or administrators of the Portfolio Funds. Such value of the Fund's interest in a Portfolio Fund generally represents the Fund's proportionate share of the net assets of the Portfolio Fund. The value of the Fund's investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from the Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from the Portfolio Funds. The Fund, the Adviser and Grosvenor Capital Management, L.P. (the "Subadviser") rely upon audited and unaudited reports and estimates prepared by or for the Portfolio Fund and any other information that they may receive from the Portfolio Fund, which may be subject to adjustment by the Portfolio Fund or its Portfolio manager or administrator. The values assigned to the Fund's investments in Portfolio Funds may not represent amounts that would ultimately be realized, as such amounts depend on future circumstances and cannot be determined until the liquidation of the Fund's interest in the Portfolio Fund. The estimated value of the Fund's interests in Portfolio Funds may differ significantly from the value received upon liquidation. The Fund, the Adviser and the Subadviser will not be able to confirm independently the accuracy of the valuations provided by the Portfolio Funds or their Portfolio managers or administrators.

Portfolio Funds, or their Portfolio managers or administrator, generally use an independent pricing source to value the funds' securities. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either meaningful third-party transactions in the private market, or fair value deemed appropriate by the Portfolio Fund or its Portfolio manager or administrator. In such instances, consideration may also be given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds can reasonably expect to realize upon the sale of the securities and other factors deemed relevant by the Portfolio Funds or its Portfolio manager or administrator.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold all or a portion of these investments separately from the rest of their portfolio. These separate baskets of illiquid securities (the "side pockets") may be subject to restrictions on liquidation that are stricter than the liquidity restrictions applicable to general interests in the Portfolio Fund. If the Fund liquidates its interest from such a Portfolio Fund, it may be required to maintain the side pocket investments for an extended period of time and retain its interests in the Portfolio Fund. In instances, where such a Portfolio Fund closes its operations, the Fund may receive an `in kind' distribution and fully remove its interests from the Portfolio Fund. The value of the side pockets may fluctuate significantly.

               COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC

ACCOUNTING PRONOUNCEMENTS
-------------------------

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset tor paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund investments are measured at June 30, 2008:

COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC
--------------------------------------------------


                                                              LEVEL 1       LEVEL 2         LEVEL 3            TOTAL
                                                             ---------     ---------     -------------     -------------

Investments in Portfolio Funds and Options                   $ 409,370     $      --     $ 422,145,960     $ 422,555,330
                                                             ---------     ---------     -------------     -------------

TOTAL                                                        $ 409,370     $      --     $ 422,145,960     $ 422,555,330
                                                             ---------     ---------     -------------     -------------

               COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC

ACCOUNTING PRONOUNCEMENTS (CONTINUED)
-------------------------------------

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:


      BEGINNING BALANCE AS OF 3/31/08                   $274,443,252
      Realized gain/(loss)                                   364,522
      Change in unrealized
      appreciation/(depreciation)                          6,159,621
      Net purchases/sales                                141,178,565
      Net transfers in and/or out of Level 3                      --
                                                        ------------
      ENDING BALANCE AS OF 6/30/08                      $422,145,960
                                                        ============










For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Columbia Management Multi-Strategy Hedge Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ David R. Bailin
                         -------------------------------------------------------
                           David R. Bailin, President
                           (principal executive officer)

Date     August 27, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David R. Bailin
                         -------------------------------------------------------
                           David R. Bailin, President
                           (principal executive officer)

Date     August 27, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Steven L. Suss
                         -------------------------------------------------------
                           Steven L. Suss, Treasurer and Senior Vice President (principal financial officer)

Date     August 27, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.